Gains on Derivative Instruments and Other Financial Items, Net	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains on derivative instruments and other financial items, net	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
Gains on derivative instruments, net is comprised of the following:

(in thousands of $)	Six months ended June 30,
	2023	2022
Net interest income/(expense) on undesignated interest rate swap (“IRS”) derivatives	3,750	(1,705)
Unrealized MTM adjustment for IRS derivatives	(1,453)	49,582
Gains on derivative instruments, net	2,297	47,877

Other financial items, net is comprised of the following:

(in thousands of $)	Six months ended June 30,
	2023	2022
Foreign exchange (loss)/gain on operations	(1,427)	1,168
Financing arrangement fees and other related costs	(799)	(5,964)
Amortization of debt guarantees	1,034	1,341
Others	(183)	(129)
Other financials items, net	(1,375)	(3,584)